Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2020
Expenses by nature [abstract]
Summary of expenses by nature

	2020	2019	2018

Personnel expenses (Note 25)	833,310	576,440	421,240
Financial expenses (a)	339,844	353,451	301,065
Transaction and client services costs (b)	370,819	185,396	163,561
Depreciation and amortization (Note 12 (b))	256,294	163,396	92,333
Marketing expenses and sales commissions (c)	149,842	71,811	40,890
Third parties services	119,904	69,579	42,875
Facilities expenses	32,762	30,547	34,095
Travel expenses	8,402	24,660	19,414
Other	74,047	9,223	20,924
Total expenses	2,185,224	1,484,503	1,136,397
(a)    Financial expenses include discounts on the sale of receivables to banks, interest expense on borrowings, interest to fund FIDC quota holders, foreign currency exchange variances, net and the cost of derivatives covering interest and foreign exchange exposure.
(b)    Transaction and client services costs include card transaction capturing services, card transaction and settlement processing services, logistics costs, payment scheme fees and other costs.
(c)    Marketing expenses and sales commissions relate to marketing and advertising expenses, and commissions paid to sales related partnerships.